Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Registrant Name	Tarena International, Inc.
Entity Emerging Growth Company	false
Entity Central Index Key	0001592560
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity File Number	001-36363
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6/F, No. 1 Andingmenwai Street, Litchi Tower
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100011
Entity Address, Country	CN
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Wing Kee Lau
Contact Personnel Email Address	liuyongji@tedu.cn
Entity Address, Address Line One	6/F, No. 1 Andingmenwai Street, Litchi Tower
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100011
Entity Address, Country	CN
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	55,552,443
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	48,346,384
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TEDU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	7,099,141
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,206,059